Schedule of Investments (unaudited)
August 31, 2025
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 24.6%
4D Molecular Therapeutics, Inc.(a)	135,704	$ 835,937
AbbVie, Inc.	1,266,166	266,401,326
Alkermes PLC(a)	153,448	4,445,389
Allogene Therapeutics, Inc.(a)(b)	1,299,131	1,468,018
Alnylam Pharmaceuticals, Inc.(a)(b)	369,882	165,156,012
Amgen, Inc.	705,353	202,937,112
Arcellx, Inc.(a)	196,656	13,645,960
Argenx SE, ADR(a)	68,304	48,646,109
Ascendis Pharma A/S, ADR(a)(b)	117,823	22,889,474
Autolus Therapeutics PLC, ADR(a)	783,400	1,175,100
Avidity Biosciences, Inc.(a)(b)	106,911	4,979,914
Beam Therapeutics, Inc.(a)(b)	178,178	2,914,992
Biogen, Inc.(a)	344,176	45,506,951
Biohaven Ltd.(a)(b)	219,235	3,374,027
BioMarin Pharmaceutical, Inc.(a)	362,437	21,119,204
BioNTech SE, ADR(a)(b)	45,052	4,505,200
Bridgebio Oncology Therapeutics, Inc. (Acquired 08/08/25, cost $2,242,992)(a)(c)	209,287	1,687,049
BridgeBio Oncology Therapeutics, Inc.(a)	841,293	7,521,160
Bridgebio Pharma, Inc.(a)	220,174	11,396,206
CG oncology, Inc.(a)	63,959	1,715,380
Denali Therapeutics, Inc.(a)(b)	243,212	3,713,847
Disc Medicine, Inc.(a)(b)	91,796	5,475,172
Dyne Therapeutics, Inc.(a)	295,814	3,990,531
Exact Sciences Corp.(a)	588,997	27,930,238
Exelixis, Inc.(a)	325,138	12,166,664
Gilead Sciences, Inc.	1,055,880	119,282,764
Incyte Corp.(a)	396,619	33,557,934
Insmed, Inc.(a)	616,927	83,963,765
Ionis Pharmaceuticals, Inc.(a)	182,704	7,789,585
Kymera Therapeutics, Inc.(a)	57,452	2,367,022
Legend Biotech Corp., ADR(a)(b)	132,938	4,616,937
Merus NV(a)	218,944	14,415,273
Moderna, Inc.(a)	387,149	9,326,419
MoonLake Immunotherapeutics(a)	119,395	6,656,271
Natera, Inc.(a)	144,158	24,254,584
Neurocrine Biosciences, Inc.(a)	137,344	19,173,222
Nuvalent, Inc., Class A(a)	339,427	25,993,320
Protagonist Therapeutics, Inc.(a)	393,519	23,237,297
PTC Therapeutics, Inc.(a)	260,718	12,861,219
Regeneron Pharmaceuticals, Inc.	104,909	60,920,656
REGENXBIO, Inc.(a)	227,654	2,032,950
Rhythm Pharmaceuticals, Inc.(a)	644,433	66,473,264
Roivant Sciences Ltd.(a)	503,537	6,007,196
Scholar Rock Holding Corp.(a)	94,016	3,069,622
Stoke Therapeutics, Inc.(a)(b)	828,896	16,378,985
Summit Therapeutics, Inc.(a)(b)	216,143	5,122,589
TScan Therapeutics, Inc.(a)(b)	598,220	1,076,796
United Therapeutics Corp.(a)	48,892	14,900,326
Upstream Bio, Inc.(a)	207,817	3,559,905
Vaxcyte, Inc.(a)	92,838	2,858,482
Vertex Pharmaceuticals, Inc.(a)	150,520	58,856,330
Viking Therapeutics, Inc.(a)(b)	112,904	3,054,053
Vir Biotechnology, Inc.(a)	240,122	1,186,203
Voyager Therapeutics, Inc.(a)	393,621	1,322,567
Zealand Pharma A/S(a)	87,629	6,022,667
		1,525,935,175
Health Care Equipment & Supplies — 29.1%
Abbott Laboratories	2,765,267	366,840,320
Alcon AG(b)	70,448	5,622,455
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	452,702	$ 87,362,432
Boston Scientific Corp.(a)	2,745,140	289,612,270
Cooper Cos., Inc. (The)(a)	326,162	21,981,688
Dexcom, Inc.(a)	449,757	33,884,692
Edwards Lifesciences Corp.(a)	2,436,956	198,222,001
GE HealthCare Technologies, Inc.	255,065	18,805,942
Glaukos Corp.(a)	93,658	8,974,310
Hologic, Inc.(a)	148,701	9,980,811
IDEXX Laboratories, Inc.(a)	80,193	51,892,088
Inspire Medical Systems, Inc.(a)	55,983	5,245,047
Insulet Corp.(a)	96,316	32,735,882
Intuitive Surgical, Inc.(a)	359,957	170,365,848
Medtronic PLC	2,251,852	208,994,384
Novocure Ltd.(a)	609,048	7,509,562
Nyxoah SA(a)(b)	360,523	2,249,664
Orchestra BioMed Holdings, Inc.(a)	221,523	604,758
Penumbra, Inc.(a)	141,528	38,586,194
STERIS PLC	71,712	17,573,743
Stryker Corp.	590,593	231,164,006
		1,808,208,097
Health Care Providers & Services — 12.2%
Cencora, Inc.	313,552	91,434,899
Centene Corp.(a)	589,562	17,120,881
Cigna Group (The)	108,590	32,671,473
CVS Health Corp.	386,110	28,243,947
Elevance Health, Inc.	153,852	49,024,940
Exo Imaging, Inc. (Acquired 06/24/21, cost $11,178,821)(a)(c)(d)	19,083	6,870
Guardant Health, Inc.(a)	375,126	25,290,995
HCA Healthcare, Inc.	147,340	59,519,466
Humana, Inc.	69,526	21,112,265
Labcorp Holdings, Inc.	237,783	66,101,296
McKesson Corp.	139,055	95,480,725
Quest Diagnostics, Inc.	286,388	52,019,516
UnitedHealth Group, Inc.	710,162	220,057,899
		758,085,172
Health Care Technology — 0.5%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $18,064,000)(a)(c)(d)	2,720,277	27,203
HeartFlow, Inc.(a)(b)	23,080	727,020
Veeva Systems, Inc., Class A(a)	106,825	28,757,290
		29,511,513
Life Sciences Tools & Services — 9.5%
Agilent Technologies, Inc.	427,913	53,771,548
Bio-Rad Laboratories, Inc., Class A(a)	26,608	7,925,991
Bio-Techne Corp.	208,407	11,385,274
Bruker Corp.	529,821	18,003,318
Charles River Laboratories International, Inc.(a)	60,372	9,859,351
Danaher Corp.	519,842	106,993,880
Illumina, Inc.(a)	162,107	16,204,216
IQVIA Holdings, Inc.(a)	191,232	36,488,978
Mettler-Toledo International, Inc.(a)(b)	14,688	19,109,675
Repligen Corp.(a)	151,775	18,565,118
Thermo Fisher Scientific, Inc.	445,095	219,307,208
Waters Corp.(a)	149,365	45,078,357
West Pharmaceutical Services, Inc.	120,989	29,878,234
		592,571,148
Pharmaceuticals — 22.2%
AstraZeneca PLC	391,870	62,469,728
Bristol-Myers Squibb Co.	1,144,749	54,009,258
Daiichi Sankyo Co. Ltd.	741,200	17,723,331

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Edgewise Therapeutics, Inc.(a)	271,665	$ 3,898,393
Elanco Animal Health, Inc.(a)	506,636	9,296,771
Eli Lilly & Co.	632,815	463,587,613
Galderma Group AG	162,586	28,474,776
Johnson & Johnson	2,742,592	485,905,025
Merck & Co., Inc.	1,075,121	90,439,178
Pfizer, Inc.	3,203,007	79,306,453
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	2,874,833	52,839,430
UCB SA	116,719	27,379,814
WaVe Life Sciences Ltd.(a)	294,174	2,824,070
		1,378,153,840
Total Common Stocks — 98.1% (Cost: $3,596,991,802)		6,092,464,945

		Par (000)
Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD	3,421	34
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,215,958
Total Other Interests — 0.0% (Cost: $0)			1,215,992

	Shares
Preferred Securities
Preferred Stocks — 0.8%
Biotechnology — 0.6%
Adarx Pharmaceuticals, Inc., Series C, (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)	769,230	9,146,145
Cellarity, Inc., Series B, (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	1,759,582
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)	823,870	4,498,330
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, cost $4,152,184)(a)(c)(d)	3,518,800	563,008
Kartos Therapeutics, Inc.
Series C, (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)	1,233,856	7,008,302
Series D, (Acquired 02/19/25, cost $1,919,018)(a)(c)(d)	339,469	1,928,184
Laronde, Inc., Series B, (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	8,835,847
		33,739,398
Health Care Equipment & Supplies — 0.0%
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, cost $5,270,016)(a)(c)(d)	1,700	3,791
Health Care Providers & Services — 0.1%
Exo Imaging, Inc., (Acquired 07/24/24, cost $577,098)(a)(c)(d)	890,877	659,249
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	6,597,822
		7,257,071
Pharmaceuticals — 0.1%
Insitro, Series C, (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	5,428,546
Total Preferred Securities — 0.8% (Cost: $66,041,139)		46,428,806
Security	Shares	Value
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(d)	204,909	$ 198,762
Korro Bio, Inc., CVR(a)(d)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(d)	228,510	171,382
		370,148
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR(a)(d)	243,643	548,197
Total Rights — 0.0% (Cost: $ —)		918,345
Warrants(a)
Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued 09/15/20/Exercisable, 1 Share for 1 Warrant, Expires 06/08/26, Strike Price USD 11.50)(d)	88,432	186
Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	15,471
Total Warrants — 0.0% (Cost: $306,235)		15,657
Total Long-Term Investments — 98.9% (Cost: $3,663,339,176)		6,141,043,745
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	54,659,768	54,687,098
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(f)(g)	70,251,895	70,251,895
Total Short-Term Securities — 2.0% (Cost: $124,933,519)		124,938,993
Total Investments — 100.9% (Cost: $3,788,272,695)		6,265,982,738
Liabilities in Excess of Other Assets — (0.9)%		(55,138,948)
Net Assets — 100.0%		$ 6,210,843,790

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $49,365,920, representing 0.8% of its net assets as of period end, and an original cost of $97,526,952.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Health Sciences Opportunities Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 53,001,569	$ 1,680,992 (a)	$ —	$ 1,614	$ 2,923	$ 54,687,098	54,659,768	$ 172,467 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	332,559,809	—	(262,307,914)(a)	—	—	70,251,895	70,251,895	929,749	—
				$ 1,614	$ 2,923	$ 124,938,993		$ 1,102,216	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 1,518,225,459	$ 7,709,716	$ —	$ 1,525,935,175
Health Care Equipment & Supplies	1,808,208,097	—	—	1,808,208,097
Health Care Providers & Services	758,078,302	—	6,870	758,085,172
Health Care Technology	29,484,310	—	27,203	29,511,513
Life Sciences Tools & Services	592,571,148	—	—	592,571,148
Pharmaceuticals	1,242,106,191	136,047,649	—	1,378,153,840
Other Interests	—	—	1,215,992	1,215,992
Preferred Securities	—	—	46,428,806	46,428,806
Rights	—	—	918,345	918,345
Warrants	15,471	—	186	15,657

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Health Sciences Opportunities Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 124,938,993	$ —	$ —	$ 124,938,993
	$ 6,073,627,971	$ 143,757,365	$ 48,597,402	$ 6,265,982,738

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights